Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
The Brinsmere Fund - Conservative ETF
Shareholder Report [Line Items]
Fund Name	The Brinsmere Fund - Conservative ETF
Class Name	The Brinsmere Fund - Conservative ETF
Trading Symbol	TBFC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brinsmere Fund - Conservative ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.thebrinsmerefunds.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund - Conservative ETF	$18	0.35%
[1]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the trailing one-year period ending March 31, 2026, The Brinsmere Fund – Conservative ETF (TBFC) returned 11.62% at net-asset-value, outperforming its benchmark, the S&P Target Risk Moderate Index, which returned 11.41% at net-asset-value, over the same period.
Market conditions during the period were characterized by elevated volatility, including tariff-related uncertainty, pressure in the U.S. Treasury market, and a subsequent equity recovery concentrated among a narrow group of large-cap stocks. The advisor’s decision to shift to a neutral allocation stance in Q2 2025 helped position the fund to participate in the subsequent recovery. Exposure to international equities and a shortened bond duration further contributed positively to relative performance.
During the final quarter of the period, markets faced additional headwinds as profit-taking in high-growth technology stocks coincided with rising geopolitical tensions, higher oil prices, and renewed inflation uncertainty. The fund’s allocation to commodities and a gradual tilt toward value-oriented equities, initiated in early 2026, helped mitigate drawdowns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund - Conservative ETF NAV	11.62	8.50
S&P 500 TR	17.80	16.58
S&P Target Risk Moderate Index (TR)	11.41	9.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
Net Assets	$ 341,737,377
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$341,737,377
Number of Holdings	29
Portfolio Turnover	83%
30-Day SEC Yield	2.84%
30-Day SEC Yield Unsubsidized	2.84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)*
Vanguard Intermediate-Term Treasury ETF	11.6%
Vanguard Intermediate-Term Corporate Bond ETF	11.6%
Vanguard Short-Term Inflation-Protected Securities ETF	8.1%
iShares MBS ETF	6.6%
State Street SPDR Portfolio S&P 500 ETF	6.6%
iShares 7-10 Year Treasury Bond ETF	4.9%
Xtrackers USD High Yield Corporate Bond ETF	4.3%
Vanguard Long-Term Treasury ETF	4.2%
Invesco S&P 500 Momentum ETF	3.5%
Vanguard Value ETF	2.7%

Security Type	(%)*
Exchange Traded Funds	99.7%
Money Market Funds	0.3%
Cash & Other	0.0%**

Top Ten Countries	(%)*
United States	100.0%
Cash & Other	0.0%**

Updated Prospectus Web Address	https://www.thebrinsmerefunds.com/investor-materials
The Brinsmere Fund Growth - ETF
Shareholder Report [Line Items]
Fund Name	The Brinsmere Fund Growth - ETF
Class Name	The Brinsmere Fund Growth - ETF
Trading Symbol	TBFG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brinsmere Fund Growth - ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.thebrinsmerefunds.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund Growth - ETF	$18	0.35%
[2]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the trailing one-year period ending March 31, 2026, The Brinsmere Fund – Growth ETF (TBFG) returned 16.25% at net-asset-value, outperforming its benchmark, the S&P Target Risk Balanced Index, which returned 14.87% at net-asset-value, over the same period.
Market conditions during the period were characterized by elevated volatility, including tariff-related uncertainty, pressure in the U.S. Treasury market, and a subsequent equity recovery concentrated among a narrow group of large-cap stocks. The advisor’s decision to shift to a neutral allocation stance in Q2 2025 helped position the fund to participate in the subsequent recovery. Exposure to international equities and a shortened bond duration further contributed positively to relative performance.
During the final quarter of the period, markets faced additional headwinds as profit-taking in high-growth technology stocks coincided with rising geopolitical tensions, higher oil prices, and renewed inflation uncertainty. The fund’s allocation to commodities and a gradual tilt toward value-oriented equities, initiated in early 2026, helped mitigate drawdowns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund Growth - ETF NAV	16.25	10.97
S&P 500 TR	17.80	16.58
S&P Target Risk Growth Index (TR)	14.87	11.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
Net Assets	$ 355,803,146
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$355,803,146
Number of Holdings	28
Portfolio Turnover	101%
30-Day SEC Yield	2.15%
30-Day SEC Yield Unsubsidized	2.15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)*
State Street SPDR Portfolio S&P 500 ETF	11.0%
Invesco S&P 500 Momentum ETF	6.1%
Vanguard FTSE Developed Markets ETF	6.0%
Invesco RAFI US 1000 ETF	4.7%
Dimensional US Equity Market ETF	4.7%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.7%
Vanguard Intermediate-Term Treasury ETF	4.6%
Vanguard Intermediate-Term Corporate Bond ETF	4.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.4%
iShares MSCI EAFE Min Vol Factor ETF	3.4%

Security Type	(%)*
Exchange Traded Funds	99.6%
Money Market Funds	0.4%
Cash & Other	0.0%**

Top Ten Countries	(%)*
United States	100.0%
Cash & Other	0.0%**

Updated Prospectus Web Address	https://www.thebrinsmerefunds.com/investor-materials

[1]
*	Annualized

[2]
*	Annualized